Average Annual Total Returns - Xtrackers MSCI Japan Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF before tax Class Inception	Xtrackers MSCI Japan Hedged Equity ETF before tax 1 Year	Xtrackers MSCI Japan Hedged Equity ETF before tax 5 Years	Xtrackers MSCI Japan Hedged Equity ETF before tax Since Inception	Xtrackers MSCI Japan Hedged Equity ETF After tax on distributions 1 Year	Xtrackers MSCI Japan Hedged Equity ETF After tax on distributions 5 Years	Xtrackers MSCI Japan Hedged Equity ETF After tax on distributions Since Inception	Xtrackers MSCI Japan Hedged Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers MSCI Japan Hedged Equity ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers MSCI Japan Hedged Equity ETF After tax on distributions and sale of fund shares Since Inception	MSCI Japan US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI Japan US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI Japan US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI Japan Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI Japan Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI Japan Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Jun. 09, 2011	20.78%	6.04%	10.32%	20.37%	5.28%	9.23%	13.13%	4.63%	8.07%	21.34%	6.65%	11.03%	19.61%	7.70%	6.90%